Acquisition of Chongqing Zhizao and Changzhou Huixiang - Disposal agreement (Details) - CNY (¥)	Dec. 26, 2019	Mar. 31, 2022	Dec. 19, 2019
Discontinued Operations
Cash consideration		¥ 400,000,000
Chongqing Zhizao [Member] | Disposal by sale
Discontinued Operations
Equity interest disposed	100.00%		100.00%
Cash consideration			¥ 1.000
Disposal loss	¥ 4,503,000